Revenue from Contracts with Customers	9 Months Ended
Jun. 30, 2024
Revenue [abstract]
Revenue from Contracts with Customers

14. REVENUE FROM CONTRACTS WITH CUSTOMERS

For disaggregation of revenue by geography refer to Note 5 – Segment information. Disaggregation of revenue by sales channels was as follows:

	Three months ended June 30,		Nine months ended June 30,
(In thousands of Euros)	2024	2023	2024	2023
B2B	340,593	275,655	843,527	697,400
DTC	223,364	196,441	501,792	416,138
Other	801	1,099	3,607	3,830
Total revenue	564,758	473,195	1,348,926	1,117,368

Our B2B and DTC channels generate revenue across each of our reportable segments, with B2B revenue being more prominent in each segment. In our Americas and Europe reportable segments, the distribution between B2B and DTC revenue approximates the distribution for the consolidated group. In our APMA reportable segment, the proportion of B2B revenue is greater than the distribution for the consolidated group.